Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Summary of Short-Term Debt	Rate of Interest (%) 2021 2020 Other credit facilities 1 0.8 - 13.1 313 159 Commercial paper 2 0.3 - 0.4 1,170 ‐ Other short-term debt 77 ‐ 1,560 159 1 Credit facilities are unsecured and consist of South American facilities with debt of $ 74 (2020 – $ 109 ) and interest rates ranging from 1.8 percent to 13.1 percent, Australian facilities with debt of $ 211 (2020 – $ 19 ) and interest rates ranging from 0.8 percent to 0.9 percent, and other facilities with debt of $ 28 (2020 – $ 31 ) and an interest rate of 1.4 percent. 2 The amount available under the commercial paper program is limited to the availability of backup funds under the Nutrien Credit Facility and excess cash invested in highly liquid securities
Disclosure of Credit Facilities	Credit facilities Total Facility Limit as at December 31, 2021 Total Facility Limit as at December 31, 2020 Nutrien Credit Facility 1 4,500 4,500 Uncommitted revolving demand facility 500 500 Other credit facilities 2 720 740 1 In 2021, we extended the maturity date from April 10, 2023 to June 4, 2026, subject to extension at the request of Nutrien provided that the resulting maturity date shall not exceed five years from the date of request. 2 Total facility limit amounts include some facilities with maturities in excess of one year.